Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 4,719	$ 4,278
Short term deposits		4,625
Prepaid expenses and other current assets	1,100	986
Short-term investment	9	19
Total current assets	5,828	9,908
NON-CURRENT ASSETS:
Operating lease right of use assets	62	52
Property, plant and equipment, net	32	29
Total non-current assets	94	81
Total assets	5,922	9,989
CURRENT LIABILITIES:
Trade payables	885	427
Current maturity of operating lease liability	36	27
Deferred revenues	636	622
Other accounts payable	430	944
Total current liabilities	1,987	2,020
NON-CURRENT LIABILITIES:
Operating lease liability	21	13
Deferred revenues	1,435	1,713
Total long-term liabilities	1,456	1,726
CONTINGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ EQUITY:
Ordinary shares of no-par value - Authorized: 5,000,000,000 shares at June 30, 2024 and December 31, 2023; Issued and outstanding: 1,671,728,493 and 1,359,837,393 shares as of June 30, 2024 and December 31, 2023, respectively
Additional paid-in capital	163,790	163,597
Accumulated other comprehensive income	1,127	1,127
Accumulated deficit	(162,438)	(158,481)
Total shareholders’ equity	2,479	6,243
Total liabilities and shareholders’ equity	$ 5,922	$ 9,989